Cover	Jun. 24, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2025
Entity File Number	001-42369
Entity Registrant Name	Cohen Circle Acquisition Corp. I
Entity Central Index Key	0001894176
Entity Tax Identification Number	98-1634072
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite #1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	701-9555
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CCIRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCIR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share
Trading Symbol	CCIRW
Security Exchange Name	NASDAQ